PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 6.3%
177,352  Schwab U.S. TIPS
ETF
$ 8,954,502
3.1
123,262  Vanguard Short-Term
Bond ETF
9,265,605
3.2
Total Exchange-Traded
Funds
(Cost $19,240,694)
18,220,107
6.3
MUTUAL FUNDS : 93.7%
Affiliated Investment Companies : 93.7%
1,800,901
(1)
Voya High Yield Bond
Fund - Class R6
11,903,956
4.1
840,156
(1)
Voya International
Index Portfolio - Class I
8,409,966
2.9
221,892
(1)
Voya Russell™ Large
Cap Value Index
Portfolio - Class I
5,853,508
2.0
4,544,532
(1)
Voya Short Term Bond
Fund - Class R6
41,718,804
14.5
17,496,477
(1)
Voya U.S. Bond Index
Portfolio - Class I
153,094,173
53.1
3,046,585
(1)
Voya U.S. Stock Index
Portfolio - Class I
49,263,286
17.1
270,243,693
93.7
Total Mutual Funds
(Cost $274,546,062)
270,243,693
93.7
Total Long-Term
Investments
(Cost $293,786,756)
288,463,800
100.0
Total Investments in
Securities
(Cost $293,786,756) $ 288,463,800 100.0
Liabilities in Excess
of Other Assets (4,426) 0.0
Net Assets $ 288,459,374 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 18,220,107 $ — $ — $ 18,220,107
Mutual Funds 270,243,693 — — 270,243,693
Total Investments, at fair value $ 288,463,800 $ — $ — $ 288,463,800
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ — $ 12,701,352 $ (654,192) $ (143,204) $ 11,903,956 $ 222,532 $ 367 $ —
Voya International Index Portfolio
- Class I
9,647,846 628,863 (1,928,082) 61,339 8,409,966 467,251 103,126 —
Voya Russell™ Large Cap Value
Index Portfolio - Class I
— 6,239,408 (321,557) (64,343) 5,853,508 — 5,723 —
Voya Short Term Bond Fund -
Class R6
38,605,323 9,275,817 (6,500,409) 338,073 41,718,804 1,107,081 (481,440) —
Voya U.S. Bond Index Portfolio -
Class I
191,219,918 12,118,345 (50,180,346) (63,744) 153,094,173 4,864,428 (6,505,132) —
Voya U.S. Stock Index Portfolio -
Class I
61,884,890 8,705,296 (19,032,669) (2,294,231) 49,263,286 39,832 5,302,536 4,908,229
$ 301,357,977 $ 49,669,081 $ (78,617,255) $ (2,166,110) $ 270,243,693 $ 6,701,124 $ (1,574,820) $ 4,908,229
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 23,355,330
Gross Unrealized Depreciation (28,678,286)
Net Unrealized Depreciation $ (5,322,956)